Right-of-use assets - Summary of Future Minimum Lease Rental Payments under Non-cancellable Operating Leases and Finance Leases (Detail) ₨ in Millions	Mar. 31, 2019 INR (₨)
Disclosure of finance lease and operating lease by lessee [line items]
Operating, minimum lease payments, minimum lease commitments	₨ 62,223.6
Finance, minimum lease payments, minimum lease commitments	3,793.4
Finance, present value of minimum lease payments	1,734.7
Finance, less: future finance charges	(2,058.7)
Finance lease liabilities	1,734.7
Other financial liabilities - current (refer note 23)	173.0
Other financial liabilities - non-current (refer note 24)	1,561.7
Not later than one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating, minimum lease payments, minimum lease commitments	10,994.1
Finance, minimum lease payments, minimum lease commitments	330.0
Finance, present value of minimum lease payments	295.9
Later than one year but not later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating, minimum lease payments, minimum lease commitments	26,261.2
Finance, minimum lease payments, minimum lease commitments	970.9
Finance, present value of minimum lease payments	791.2
Later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating, minimum lease payments, minimum lease commitments	24,968.3
Finance, minimum lease payments, minimum lease commitments	2,492.5
Finance, present value of minimum lease payments	₨ 647.6